11 EARNINGS (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Basic net income (loss) per share:
Net income (loss) applicable to common shares			$ (5,006,160)	$ (2,304,376)	$ (2,788,112)	$ (814,075)
Weighted average common shares outstanding			14,352,573	12,359,709	13,068,597	11,101,198
Basic net income (loss) per share of common stock	$ (0.26)	$ (0.09)	$ (0.35)	$ (0.19)	$ (0.21)	$ (0.07)
Diluted net income (loss) per share:
Net income (loss) applicable to common shares					$ (2,788,112)	$ (814,075)
Weighted average common shares outstanding			14,352,573	12,359,709	13,068,597	11,101,198
Dilutive effects of convertible debt, stock options and warrants					$ 0	$ 0
Weighted average common shares, assuming dilutive effect of stock options					13,068,597	11,101,198
Diluted net income (loss) per share of common stock	$ (0.26)	$ (0.09)	$ (0.35)	$ (0.19)	$ (0.21)	$ (0.07)